SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 AMERICA • ASIA PACIFIC • EUROPE

April 17, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock International Dividend ETF,

a series of BlackRock ETF Trust

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the acquisition by the Registrant, of substantially all of the assets and certain stated liabilities of BlackRock International Dividend Fund, a series of BlackRock FundsSM, in exchange for newly issued shares of BlackRock International Dividend ETF.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn, Esq.

Jessica Holly, Esq.

Douglas E. McCormack

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.